Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	$ 538,977	$ 513,393	$ 427,490
Labor [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	95,793	108,004	99,270
Civil [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	334,751	270,989	222,800
Tax and Social Security [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	108,433	134,400
Brasil [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	271,627	314,448	251,852
Brasil [Member] | Labor [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	95,674	107,940	99,187
Brasil [Member] | Civil [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	68,119	73,502	48,539
Brasil [Member] | Tax and Social Security [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	107,834	133,006
JBS USA [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	266,590	197,439
JBS USA [Member] | Labor [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs
JBS USA [Member] | Civil [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	266,590	197,439
JBS USA [Member] | Tax and Social Security [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs
Others jurisdictions [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	760	1,506	1,399
Others jurisdictions [Member] | Labor [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	119	64	83
Others jurisdictions [Member] | Civil [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	42	48	$ 22
Others jurisdictions [Member] | Tax and Social Security [Member]
Provisions for Legal Proceedings (Details) - Schedule of Provisions are Recognized Based on Estimated Cost [Line Items]
Estimated costs	$ 599	$ 1,394